CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CAD ($) $ in Thousands		12 Months Ended	13 Months Ended
	Apr. 02, 2024	Sep. 30, 2024	Sep. 30, 2023
Share issuance costs	$ 668
Edibles and Infusions Corporation
Share issuance costs		$ 19	$ 19